SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended		6 Months Ended	9 Months Ended				12 Months Ended
	Mar. 31, 2021	Feb. 19, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 31, 2020	Sep. 30, 2022	Jul. 31, 2022	Sep. 30, 2021	Jul. 31, 2021	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020	Oct. 31, 2020	Jan. 31, 2022	Jun. 30, 2021	Apr. 30, 2021
Property, Plant and Equipment [Line Items]
Cash equivalent					$ 17,100,000						$ 17,200,000		$ 17,100,000
Concentration of credit risk amount											$ 41,600,000
Purchase common stock with anti-dilutive effect							388,936		390,710		389,010		17,687
Exercise price					$ 0								$ 0
Common stock par value (in Dollars per share)					0.001		$ 0.001				$ 0.001		0.001			$ 0.001
Warrants to purchase common stock purchase price (in Dollars per share)					$ 29.76		$ 20.00				$ 24.00		$ 29.76
Aggregate purchase price (in Dollars)	$ 10,826,000				$ 31,113,000
Accumulated deficit (in Dollars)					$ 410,738,000		$ 438,368,000				$ 428,600,000		$ 410,738,000
Cash in operations (in Dollars)							$ 12,307,000		$ 11,703,000		$ 15,439,000		$ 21,940,000
Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Purchase common stock with anti-dilutive effect							11,118		12,892
Private Placement [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)							$ 56.00				$ 56.00
Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Purchase common stock with anti-dilutive effect										466,666
Severance costs										$ 300,000		$ 200,000
Employee contributions, percentage										100.00%
Employees base salary, percentage										6.00%
Largest benefit likelihood, percentage										5000.00%
Expected dividend yield										0.00%
Research and development services										$ 3,500,000		$ 3,700,000
Common stock sold shares			305,517			310,417				827,094
Common stock par value (in Dollars per share)			$ 0.01			$ 0.01				$ 0.01		$ 0.01
Aggregate offering value (in Dollars)															$ 200,000,000.0
Net proceeds (in Dollars)			$ 468,000			$ 512,000				$ 10,000,000.0
Accumulated deficit (in Dollars)			139,566,000			139,566,000				111,141,000		$ 70,887,000
Cash in operations (in Dollars)						26,342,000		$ 30,564,000		$ 38,356,000		$ 27,541,000
Cash and cash equivalents (in Dollars)			$ 11,500,000			11,500,000
Weighted average of warrants			1,333,333	1,333,333				1,091,158
Exercise price (in Dollars per share)			$ 0.01	$ 0.01
Ayala Pharmaceuticals Inc [Member] | Liabilities, Total [Member]
Property, Plant and Equipment [Line Items]
Estimates change (in Dollars)			$ 4,300,000			4,300,000
Ayala Pharmaceuticals Inc [Member] | Assets, Total [Member]
Property, Plant and Equipment [Line Items]
Estimates change (in Dollars)			$ 4,200,000			$ 4,200,000
Ayala Pharmaceuticals Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Property, Plant and Equipment [Line Items]
Purchase common stock with anti-dilutive effect						1,141,927		913,194
Ayala Pharmaceuticals Inc [Member] | 2021 Investors Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)		$ 18.10
Ayala Pharmaceuticals Inc [Member] | 2021 Investors Purchase Agreement [Member] | Private Placement Warrants [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase shares		466,666
Ayala Pharmaceuticals Inc [Member] | Private Placement [Member]
Property, Plant and Equipment [Line Items]
Common stock par value (in Dollars per share)		$ 0.01
Ayala Pharmaceuticals Inc [Member] | Private Placement [Member] | 2021 Investors Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Common stock sold shares		333,333
Common stock par value (in Dollars per share)		$ 0.01
Aggregate purchase shares		116,666
Aggregate purchase price (in Dollars)		$ 19,986,661.67
Ayala Pharmaceuticals Inc [Member] | Note Warrant [Member] | 2021 Investors Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase price (in Dollars)		$ 4,999,995.00
Series D Preferred Stock Redemption [Member]
Property, Plant and Equipment [Line Items]
Restricted cash														$ 5,250,000
Prefunded Warrants [Member] | Ayala Pharmaceuticals Inc [Member] | 2021 Investors Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Aggregate purchase shares		1,333,333
Warrants to purchase common stock purchase price (in Dollars per share)		$ 0.01
Warrant [Member]
Property, Plant and Equipment [Line Items]
Purchase common stock with anti-dilutive effect													327,338
Warrants to purchase common stock purchase price (in Dollars per share)											$ 224.00
Warrant [Member] | Ayala Pharmaceuticals Inc [Member]
Property, Plant and Equipment [Line Items]
Purchase common stock with anti-dilutive effect						583,332		583,332
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment											3 years
Estimated useful life of intangible assets											3 years
Warrants to purchase common stock purchase price (in Dollars per share)					$ 0								$ 0
Minimum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)							20.00				$ 20.00
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of property and equipment											10 years
Estimated useful life of intangible assets											20 years
Warrants to purchase common stock purchase price (in Dollars per share)					$ 281.25								$ 281.25
Maximum [Member] | Warrant [Member]
Property, Plant and Equipment [Line Items]
Warrants to purchase common stock purchase price (in Dollars per share)							$ 224.00				$ 224.00